Events After The Date of The Statement of Financial Position	12 Months Ended
Dec. 31, 2021
Events After The Date Of The Statement Of Financial Position [Abstract]
EVENTS AFTER THE DATE OF THE STATEMENT OF FINANCIAL POSITION
37	EVENTS AFTER THE DATE OF THE STATEMENT OF FINANCIAL POSITION

a) Capital increase

In accordance with the terms and conditions of the convertible bond, holders of 11,000 Convertible Bonds, each with a par value of US$1,000 and for a principal amount equivalent to US$11 million, communicated the exercise of their conversion rights.

On February 28, 2022, the Company issued provisional certificates for 37,801,073 new common shares, with a nominal value of S/1.00 each, with voting rights, and they are fully subscribed and paid. Therefore, the Company increased its capital stock from S/871,917,855 to S/ 909,718,928; and with respect to the convertible bonds, the principal balance to date amounts to US$79 million.

Additionally, on March 31, 2022, holders of 78,970 convertible bonds, each for a par value of US$1,000. 00 and for a principal amount equivalent to US$78,970,000, have communicated the exercise of their conversion right. The company converted the bonds, as well as paid the accrued interest to the bondholders who have exercised their conversion rights. As a consequence, we issued provisional certificates for 287,261,051 new common shares. Therefore, our capital stock has increased from S/909,718,928 to S/1,196,979,979. After this last conversion of the convertible bonds, the bonds have been fully cancelled.

b) Bridge Loan

On March 17, 2022, the company entered into a bridge loan credit agreement for up to US$120 million, with a group of financial entities comprised by Banco BTG Pactual S.A. - Cayman Branch, Banco Santander Peru S.A., HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC, and Natixis, New York Branch. The proceeds of this loan will be used, among other corporate purposes, to execute the mandatory redemption of the bonds convertible into shares of our company. The financing will be repaid over a period of 18 months, and will be secured, subject to the fulfillment of certain precedent conditions, by a flow trust (first lien), a trust over the shares of Viva Negocio Inmobiliario S.A. (second lien), and a pledge on our shares in Unna Energía S.A. (first lien).

c) Shareholder class action lawsuits

As of the date of this report, the amount derived from the shareholder class action lawsuits in the Eastern District Court of New York, explained in Note 22, has been paid in full.

d) Concesionaria Chavimochic S.A.C.

On April 19, 2022, a joint agreement was signed to request the arbitration tribunal - taking into consideration that there is an ongoing arbitration filed by the concessionaire in 2017 - to suspend the issuance of the arbitration resolution.

According to the signed minutes, the deadline for negotiations between the Ministry of Agriculture and Irrigation and the Chavimochic concessionaire is 60 working days, and this deadline may be extended 30 working days for the signing of the addendum to the contract, which will allow the concessionaire to finish the Palo Redondo dam, which is currently 70% complete.